Financial Instruments - Sensitivity Analysis of Financial Assets and Financial Liabilities Classified as Level 3 of Fair Value Hierarchy (Detail) - Available-for-sale financial assets [member]
₩ in Millions
12 Months Ended
Dec. 31, 2023 KRW (₩)
Fluctuation 0.5% of growth rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	₩ 1,511
Unfavorable changes	(1,308)
Fluctuation 0.5% of discount rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	2,125
Unfavorable changes	₩ (1,938)